Offsets	Nov. 19, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-41447
Initial Filing Date	Oct. 11, 2023
Fee Offset Claimed	$ 91,268.55
Explanation for Claimed Amount	An aggregate fee of $110,700 was paid in connection with the initial filing of the October 2023 Schedule TO. The final transaction fee due pursuant to the final amendment to the October 2023 Schedule TO was $19,431.45, as 84,223 shares of Series B Preferred Stock were tendered at a purchase price of $895 per share and 61,497 shares of Series A Preferred were tendered at a purchase price of $915 per share in connection with the related tender offers. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $91,268.55 filing fee paid in connection with the October 2023 Schedule TO is being used to offset a portion of the filing fee in connection with this Schedule TO.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Edison International
Form or Filing Type	SC TO
File Number	005-41447
Filing Date	Oct. 11, 2023
Fee Paid with Fee Offset Source	$ 91,268.55